SUPPLIERS	12 Months Ended
Dec. 31, 2021
SUPPLIERS
SUPPLIERS

NOTE 23 – SUPPLIERS

	12/31/2021	12/31/2020
Current
Goods, Materials and Services	2,602,086	2,612,668
Energy Purchased for Resale	1,381,544	1,275,170
CCEE - Short-term energy	47,902	16,213
	4,031,532	3,904,051

Non-current
Goods, Materials and Services	16,555	16,556
	16,555	16,556
Total	4,048,087	3,920,607

Accounting policy

The supplier item is measured at amortized cost, and the liabilities written by settlement of the security and monetary variations are recognized in the financial result. The Company recognizes as suppliers the obligations related to charges for use of the electricity network, supply of electricity, purchases of electricity for resale and purchases of goods and services. In addition, purchases of electricity within the CCEE are also recognized.